Accounts receivable	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
Accounts receivable

Note 8.      Accounts receivable

The breakdown of the accounts receivable balance is detailed below:

	As at December 31,	As at December 31,
USD'000	2024	2023
Trade accounts receivable	3,645	5,103
Allowance for credit losses	(50)	(50)
Accounts receivable from other related parties	223	-
Other accounts receivable	7	-
Total accounts receivable, net of allowance for credit losses	3,825	5,053

As at December 31, 2024, accounts receivable from other related parties consisted of a receivable from SEALCOIN AG in relation to services provided by SEALSQ (see Note 34).